Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current: Federal
Current: State	(1,789,000)
Current: Foreign
Total current tax benefit	(1,789,000)
Deferred: Federal
Deferred: State
Deferred: Foreign
Total deferred tax benefit
Income tax benefit	$ (1,789,000)